Credit Facilities and Debt Credit Facilities and Debt - 5.375% Senior Notes due 2020 (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2015	Sep. 30, 2014	Oct. 22, 2012	Aug. 14, 2012
Debt Instrument [Line Items]
Credit Facility		$ 472,542
5.375% Senior Notes due August 15, 2020
Debt Instrument [Line Items]
Proceeds from issuance of senior notes	$ 689,100	$ 351,700
Debt Instrument, Interest Rate, Effective Percentage		5.28%
Unamortized deferred debt issuance costs		$ 9,200	$ 11,100
5.375% Senior Notes due 2020		$ 1,053,818	$ 1,054,601	$ 350,000	$ 700,000
Senior notes, stated interest rate		5.375%	5.375%	5.375%
Term Loan Facility Due August Seventh Twenty Ninteen [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.75%
Credit Facility		$ 472,500